UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  April 26, 2011. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			11

"Form13F Information Table Value Total:     $336,202 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 215        2, 000SH	SOLE	    2,000
NORTHSTAR RLTY FIN CORP 	66704R100 184  	     34,474sH	SOLE	   34,474
NUVEEN          		670928100 722	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 220	      3,000SH	SOLE	    3,000
I SHARES MSCI JAPAN INDEX       464286848 125,054 12,123,500SH	SOLE   12,123,500
ISHARES TR RUSSELL 2000 INDEX	464287655 7,826      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 11,920     89,616SH	SOLE	   89,616
ISHARES TR MSCI EMERGING MKTS	464287234 21,368    439,044SH	SOLE	  439,044
TR MSCI EAFE INDEX FD 		464287465 1,506      16,306SH	SOLE       16,306
COBALT INTERNATIONAL            19075F106 157,556 9,372,744SH   SOLE    9,372,744
GOOGLE INC                      38259P508 9,631      16,414SH   SOLE       16,414